Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets	Goodwill and Intangible Assets
A rollforward of our goodwill balance is presented below as of the dates indicated:

	December 31,
	2020	2019
Beginning balance	$15,673	$15,741
Less: accumulated impairment	—	—
Beginning balance, net	15,673	15,741
Additional goodwill recognized(1)	883,597	—
Other adjustments(2)	—	(68)
Ending balance(3)	$899,270	$15,673
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(1) Additional goodwill recognized as of December 31, 2020 includes $873,358 related to the acquisition of Galileo and $10,239 related to the acquisition of 8 Limited. See Note 2 for additional information.
(2) We utilized a discounted cash flow analysis to determine the difference between the fair value of the SoFi Money reporting unit and its carrying value. This analysis did not result in impairment expense. However, we had an immaterial non-cash overstatement of goodwill in our historical balance, which we expensed through noninterest expense — general and administrative in the Consolidated Statements of Operations and Comprehensive Income (Loss).
(3) As of December 31, 2020, we had goodwill attributable to the following reportable segments: $25,912 to Financial Services and $873,358 to Technology Platform. As of December 31, 2019, all of our goodwill was attributable to the Financial Services reportable segment.
There were no goodwill impairment charges during the years ended December 31, 2020, 2019 and 2018.
The following is a summary of the carrying amount and estimated useful lives of our intangible assets by class as of the dates indicated:

	Weighted Average Useful Life (Years)	Gross Balance	Accumulated Amortization	Net Book Value
December 31, 2020
Developed technology(1)	8.5	$257,438	$(19,142)	$238,296
Customer-related(1)	3.6	125,350	(22,102)	103,248
Trade names, trademarks and domain names(1)	8.6	10,000	(736)	9,264
Core banking infrastructure(2)	1.0	17,100	(13,043)	4,057
Broker-dealer license and trading rights(1)	5.7	250	(29)	221
Total	6.7	$410,138	$(55,052)	$355,086
December 31, 2019
Core banking infrastructure(2)	9.0	$17,100	$(5,383)	$11,717
Partnerships(3)	1.0	123	(57)	66
Total	8.9	$17,223	$(5,440)	$11,783
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(1) During the year ended December 31, 2020, the Company acquired $253,000 in developed technology, $125,000 in customer-related intangible assets and $10,000 in trade names, trademarks and domain names related to the acquisition of Galileo. Other additions to developed technology, customer-related and broker-dealer license and trading rights intangible assets related to the acquisition of 8 Limited. See Note 2 for additional information.
(2) As of December 31, 2019, our core banking infrastructure was a full-stack multi-currency banking platform that we acquired during 2017. In conjunction with the acquisition of Galileo during the year ended December 31, 2020, we changed the estimated useful life for core banking infrastructure from nine years to one year, ending May 14, 2021, as Galileo’s infrastructure rendered the existing core banking infrastructure redundant, albeit there will be a transition period before we fully migrate to Galileo’s infrastructure. In accordance with Topic 250, Accounting Changes and Error Corrections, this change in estimate was applied prospectively. The change in estimate resulted in higher amortization expense of $5,759, or $(0.14) per common share, for the year ended December 31, 2020.
(3) Partnership intangible assets were acquired during the year ended December 31, 2019 and represent banking relationships, which help facilitate certain financial services activities. The acquired partnership intangible assets had a weighted average amortization period of one year.
Amortization expense for the years ended December 31, 2020, 2019 and 2018 was $49,735, $3,008 and $3,303, respectively. During the year ended December 31, 2020, we abandoned the partnership intangible assets that were acquired in 2019, which were fully amortized at the time of abandonment, by reversing the $123 gross asset and accumulated amortization. There was no impact to the Consolidated Statements of Operations and Comprehensive Income (Loss). There were no impairments during the year ended December 31, 2020. There were no abandonments or impairments during the years ended December 31, 2019 and 2018. We accelerated amortization expense during 2019 related to certain partnership and other intangible assets because we determined that the costs of these assets had already been recovered, which meant there was no expected future benefit as of December 31, 2019. The acceleration of amortization expense had an immaterial impact during the period.
Estimated future amortization expense as of December 31, 2020 is as follows:

2021	$70,507
2022	66,449
2023	64,753
2024	31,468
2025	31,468
Thereafter	90,441
Total	$355,086